Note 7 - Deposits	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]

NOTE 7 - DEPOSITS

Time deposits at December 31, 2021 and 2020 include individual deposits greater than $250,000 of $8,240,000 and $13,228,000, respectively. Interest expense on time deposits greater than $250,000 amounted to $134,000 for 2021,$186,000 for 2020, and $239,000 for 2019.

At December 31, 2021, time deposits amounted to $129,196,000 and were scheduled to mature as follows: 2022,$96,544,000;2023,$19,636,000;2024,$8,710,000;2025,$2,995,000;2026,$1,224,000; and thereafter, $87,000.

Certain directors and executive officers, including their immediate families and companies in which they are principal owners, are depositors of the Corporation. Such deposits amounted to $4,596,000 and $6,900,000 at December 31, 2021 and 2020, respectively.